RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Statement of Cash Flows (FY) (Details) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net income (loss)	$ (1,573,336)	$ 1,270,320	$ 1,879,261	$ 247,619	$ (156,141)	$ (466,910)	$ (623,050)	$ 1,576,245	$ (375,430)	$ (381,894)	$ 1,550,733
Change in prepaid expenses						99,275	252,062	$ 343,687	402,450	$ (993,608)	$ 526,586
As Previously Reported [Member]
Statement of Cash Flows [Abstract]
Net income (loss)				120,785	(276,230)	(628,828)	(905,058)		(784,272)
Change in prepaid expenses						261,193	534,070		811,292
Adjustment [Member]
Statement of Cash Flows [Abstract]
Net income (loss)				$ 126,834	$ 120,089	161,918	282,008		408,842
Change in prepaid expenses						$ (161,918)	$ (282,008)		$ (408,842)